Related-party and Party-in-interest Transactions - EBP, Related Party and Party-in-Interest Transactions (Detail) - EBP 003 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Number of common shares purchased, shares	0	0
Number of common shares sold, shares	104,753	267,503
Market value of common shares sold,	$ 17,859,339	$ 32,236,787
Cost of common shares sold,	$ 3,021,632	$ 7,714,787